Investment securities (Tables)	6 Months Ended
Jun. 30, 2023
Investment securities
end of	6M23	2022
Investment securities (CHF million)
Debt securities held-to-maturity	1,498	921
Debt securities available-for-sale	854	796
Total investment securities	2,352	1,717

Investment securities by type
Investment securities by type
	6M23						2022
end of	Amortized cost		Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost		Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Foreign governments	1,498		0	0	31	1,467	921		0	0	40	881
Debt securities held-to-maturity	1,498	[1]	0	0	31	1,467	921	[1]	0	0	40	881
Corporate debt securities	1,004		0	0	150	854	952		0	0	156	796
Debt securities available-for-sale	1,004	[2]	0	0	150	854	952	[2]	0	0	156	796
1
Excludes accrued interest on debt securities held-to-maturity of CHF 18 million and CHF 10 million as of the end of 6M23 and 2022, respectively, with no related allowance for credit losses. Accrued interest is reported in other assets in the consolidated balance sheet.

2
Excludes accrued interest on debt securities available-for-sale of CHF 4 million and CHF 1 million as of the end of 6M23 and 2022, respectively. Accrued interest is reported in other assets in the consolidated balance sheet.

Gross unrealized losses on investment securities and the related fair value
Gross unrealized losses on debt securities and related fair value
	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
6M23 (CHF million)
Corporate debt securities	179	6	666	144	845	150
Debt securities available-for-sale	179	6	666	144	845	150
2022 (CHF million)
Corporate debt securities	374	58	404	98	778	156
Debt securities available-for-sale	374	58	404	98	778	156

Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales, realized gains and realized losses from debt securities available-for-sale
in	6M23	6M22
Sales of debt securities available-for-sale (CHF million)
Proceeds from sales	0	45
Realized losses	0	(6)

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities
	Debt securities held-to-maturity				Debt securities available-for-sale
end of	Amortized cost		Fair value	Average yield (in %)	Amortized cost		Fair value	Average yield (in %)
6M23 (CHF million)
Due within 1 year	0		0	0	8		8	0.53
Due from 1 to 5 years	1,498		1,467	3.67	285		251	0.14
Due from 5 to 10 years	0		0	0	711		595	0.70
Total debt securities	1,498	[1]	1,467	3.67	1,004	[2]	854	0.54
1 Excluded accrued interest on debt securities held-to-maturity of CHF 18 million.
2 Excluded accrued interest on debt securities available-for-sale of CHF 4 million.